Nature of Business and Organization - Schedule of Activities of the Company (Details)	12 Months Ended
	Mar. 31, 2025
GCL Global Limited (“GCL Global”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Cayman Island Company ● Incorporated on October 12, 2023 ● Holding Company
Ownership	100.00%
RF Acquisition Corp (“RFAC”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Delaware, US Company ● Incorporated on January 11, 2021 ● Holding Company
Ownership	100.00%
Grand Centrex Limited (“GCL BVI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A BVI Company ● Incorporated on November 16, 2018 ● Holding Company
Ownership	99.80%
GCL Global Pte. Ltd (“GCL Global SG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on July 26, 2021 ● Holding Company
Ownership	100.00%
Titan Digital Media Pte. Ltd. (“Titan Digital”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on January 08, 2018 ● An advertising Company that provides video production, and advertising in social media platform.	[1]
Ownership	85.00%	[1]
Epicsoft Asia Pte. Ltd (“Epic SG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on September 23, 2014 ● A gaming Company that engage in operation of distribution of console games software, and console game code.
Ownership	100.00%
Epicsoft (Hong Kong) Limited (“Epic HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong Company ● Incorporated on April 15, 2005 ● A gaming Company that engage in operation of distribution of console games software, and console game code.
Ownership	100.00%
4Divinity Pte. Ltd. (“4Divinity SG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on September 30, 2022 ● Publishing of game software
Ownership	100.00%
4Divinity UK Ltd. (“4Divinity UK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A United Kingdom Company ● Incorporated on December 4, 2024 ● Publishing of game software
Ownership	100.00%
Epicoft Malaysia Sdn. Bhd. (“Epic MY”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Malaysian Company ● Incorporated on June 26, 2019 ● Distribution of console game software and hardware.
Ownership	100.00%
2Game Digital Limited (“2Game”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong Company ● Incorporated on May 11, 2022 ● Distribution of console game code	[2]
Ownership	61.00%	[2]
Starlight Games (HK) limited (“Starlight”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong Company ● Incorporated on November 08, 2019 ● Distribution of console game software	[3]
Ownership	100.00%	[3]
Starry Jewelry Pte. Ltd. (“Starry”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on June 16, 2020 ● Retail in jewelry.	[1]
Ownership	100.00%	[1]
Martiangear Pte. Ltd. (“Martiangear”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company ● Incorporated on September 24, 2020 ● Retail in gaming desk and chair	[4]
Ownership	100.00%	[4]
Hainan GCL Technology Co. Ltd. (“Hainan GCL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A PRC Company ● Incorporated on July 26, 2024 ● Distribution of console game code
Ownership	100.00%
2 Game Pro LTDA (“2Game Brazil) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Brazil Company ● Incorporated on August 25, 2023 ● Distribution of console game code
Ownership	100.00%
2 Game Digital DMCC (“2Game Dubai”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Dubai Company ● Incorporated on October 1, 2024 ● Distribution of console game code
Ownership	100.00%

[1]	On April 12, 2023, Titan Digital acquired 100% equity interest in Starry from Debbie Soon Rui Yi (“Debbie”), the spouse of Jianhao Tan, the Chief Executive Officer (“CEO”) of Titan Digital, through issuance of 17,648 or 15% of Titan Digital’s ordinary shares to Debbie. As a result, the Company’s equity interest in Titan Digital was reduced from 100% to 85% upon completion of the acquisition of Starry. (see Note 4)
[2]	On March 19, 2025, GCL Global SG acquired an additional 10% equity interest in 2Game for a total consideration of $1,200,000. As a result of this acquisition, GCL Global SG increased its equity interest in 2Game from 51% to 61% (See Note 18).
[3]	On July 14, 2023, Starlight was dissolved due to cessation of operation since September 2021.
[4]

On September 4, 2023, Titan Digital acquired 100% equity interest of Martiangear from two third-parties for cash consideration of $148,000 and share consideration of 53,711 ordinary shares by GCL BVI.

On December 12, 2024, Titan Digital sold all of its equity interest in Martiangear to GCL Global SG for a total consideration of SGD 10.